Pensions (Tables)	12 Months Ended
Dec. 31, 2023
Pensions [Abstract]
Changes in pension liabilities and plan assets during the year

Changes in pension liabilities and plan assets

during the year
(in USD million) 2023 2022
Pension liabilities at 1 January 7,664 9,358
Current service cost 145 183
Interest cost 318 105
Actuarial (gains)/losses and currency effects 338 (1,785)
Changes in notional contribution liability and other

effects
56 67
Benefits paid (284) (258)
Losses/(gains) from curtailment, settlement or plan

amendment
91 (5)
Pension liabilities at 31 December 8,328 7,664
Fair value of plan assets at 1 January 5,213 6,404
Interest income 190 116
Return on plan assets (excluding interest income) 202 (622)
Company contributions 211 104
Benefits paid (141) (121)
Losses (gains) from curtailment, settlement or plan

amendment
113 (5)
Other effects - 6
Foreign currency translation effects (124) (669)
Fair value of plan assets at 31 December 5,664 5,213
Net pension liability at 31 December 2,665 2,452
Represented by:
Asset recognised as non-current pension assets

(funded plan)
1,260 1,219
Liability recognised as non-current pension liabilities

(unfunded plans)
3,925 3,671
Pension liabilities specified by funded and unfunded

pension plans
8,328 7,664
Funded 4,404 3,994
Unfunded 3,925 3,670

Actuarial assumptions

Actuarial assumptions
Assumptions used to determine
benefit obligations in %
Rounded to the nearest quartile 2023 2022
Discount rate
3.75 3.75
Rate of compensation increase
4.00 3.50
Expected rate of pension increase
3.25 2.75
Expected increase of social security base amount (G-amount)
3.75 3.25
Weighted-average duration of the defined benefit obligation
13.25 13.50

Sensitivity analysis	Discount rate Expected rate of pension increase (in USD million) 0.50% -0.50% 0.50% -0.50% Effect on: Defined benefit obligation at 31 December 2023 (521) 587 494 (451)
Portfolio weighting	Target portfolio weight (in %) 2023 2022 Equity securities 33.6 32.9 30 - 38 Interest bearing investments 61.7 60.5 52 - 65 Real estate 4.7 6.6 5 - 10 Total 100.0 100.0